SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			☐

Pre-Effective Amendment	___		☐

Post-Effective Amendment	No. 11	(File No. 333-146374)	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment	No. 12	(File No. 811-22127)	☑
RIVERSOURCE VARIABLE SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474
Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on February 18, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Seligman Global Technology Portfolio

Prospectus Feb. 18, 2011

Seligman Global Technology Portfolio seeks long-term capital appreciation.

The Fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the distributor). There are no exchange ticker symbols associated with shares of the Fund.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured - May Lose Value - No Bank Guarantee

TABLE OF CONTENTS

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	5p
Past Performance	6p
Fund Management	6p
Buying and Selling Shares	7p
Tax Information	7p
Financial Intermediary Compensation	7p
More Information about the Fund
Investment Objective	8p
Principal Investment Strategies of the Fund	8p
Principal Risks of Investing in the Fund	10p
More about Annual Fund Operating Expenses	12p
Other Investment Strategies and Risks	13p
Fund Management and Compensation	15p
General Information	18p
Buying and Selling Shares	21p
Description of Fund Shares	21p
Pricing and Valuing of Fund Shares	21p
Purchasing and Selling Shares	22p
Distributions and Taxes	25p
Reinvestments	25p
Taxes	25p

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Summary of the Fund

INVESTMENT OBJECTIVE

Seligman Global Technology Portfolio (the Fund) seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

Annual Fund Operating Expenses(a)
(expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2
Management fees	0.95%		0.95%
Distribution and/or service (12b-1) fees	0.00%		0.25%
Other expenses	2.70%		2.70%
Total annual fund operating expenses	3.65%		3.90%
Less: Fee waiver/expense reimbursement(b)	(2.66%	)	(2.66%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.99%		1.24%

(a)	The expense ratios are based on estimated amounts for the current fiscal year.

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.99% for Class 1 and 1.24% for Class 2.

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Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$101	$871	$1,662	$3,737
Class 2	$126	$945	$1,782	$3,957

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which Columbia Management Investment Advisers, LLC (the investment manager) believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

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The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

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Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Sector Risk. The Fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries.

Small and Mid-sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC)

Portfolio Manager	Title	Managed Fund Since
Richard M. Parower, CFA	Portfolio Manager	2011
Paul H. Wick	Portfolio Manager	2011
Reema D. Shah	Portfolio Manager	2011
Ajay Diwan	Portfolio Manager	2011
Benjamin Lu	Portfolio Manager	2011

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BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

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More Information about the Fund

INVESTMENT OBJECTIVE

Seligman Global Technology Portfolio (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which Columbia Management Investment Advisers, LLC (the investment manager) believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

8p  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — PROSPECTUS

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities.

In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

•	Above-average growth prospects;

•	High profit margins;

•	Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity);

•	Quality management and equity ownership by executives;

•	Unique competitive advantages (e.g., market share, proprietary products); or

•	Potential for improvement in overall operations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The investment manager believes its target price has been reached;

•	Its earnings are disappointing;

•	Its revenue growth has slowed;

•	Its underlying fundamentals have deteriorated;

•	If the investment manager believes that negative country or regional factors may affect a company’s outlook; or

•	To meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the U.S.) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — PROSPECTUS  9p

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Fund. Finally, the Fund may be susceptible to factors affecting the technology and technology-related industries, and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

10p  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — PROSPECTUS

The Fund seeks to limit risk by allocating investments among different sectors within the technology industry, as well as among different foreign markets. Allocating among a number of sectors reduces the effect the performance of any one sector or events in any one country will have on the Fund’s entire investment portfolio. However, a decline in the value of one of the Fund’s investments may offset potential gains from other investments.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades in foreign markets. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

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Sector Risk. The Fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

Small and Mid-sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.

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OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in potential losses for the Fund. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund’s exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

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Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial loss for the Fund. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “General Information” for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

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Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund” that appears in the Summary of the Fund, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance.

Directed Brokerage. The Fund’s Board of Trustees (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

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Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee is based on the Fund’s average daily net assets and is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.87% as the Fund’s assets increase.

Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement will be included in the Fund’s annual or semiannual shareholder report.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

The Portfolio is managed by the investment manager’s Technology Group:

Richard M. Parower, CFA, Portfolio Manager

•	Managed the Fund since 2011.
•	Technology Team member since 2000.
•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman, the Fund’s predecessor investment manager) in Nov. 2008, Mr. Parower was a Managing Director of Seligman.
•	Joined Seligman in 2000.
•	Began investment career in 1988.
•	BA, Washington University; MBA, Columbia University.

Paul H. Wick, Co-Portfolio Manager

•	Portfolio management responsibilities for the Fund since 2011.
•	Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors.
•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Wick was a Managing Director of Seligman.
•	Joined Seligman in 1987.
•	Began investment career in 1987.
•	BA, Duke; MBA, Duke/Fuqua.

Reema D. Shah, Co-Portfolio Manager

•	Named as Co-Portfolio Manager of the Fund since 2011.

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•	Ms. Shah provides assistance to Mr. Parower in managing the Fund through her research and contributions to the investment decisions with respect to companies in the internet, consumer and enterprise software, education, and financial exchanges sectors.
•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Ms. Shah was a Managing Director of Seligman.
•	Joined Seligman in 2000.
•	Began investment career in 1997.
•	BA/BS, University of Pennsylvania; MBA, Northwestern University.

Ajay Diwan, Co-Portfolio Manager

•	Named as Co-Portfolio Manager of the Fund since 2011.
•	Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, payment processing industries.
•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Diwan was a Managing Director of Seligman.
•	Joined Seligman in 2001.
•	Began investment career in 1992.
•	BS, Case Western Reserve University; MBA, Columbia University.

Benjamin Lu, Co-Portfolio Manager

•	Named as Co-Portfolio Manager of the Fund since 2011.
•	Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.
•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Lu was a Portfolio Manager of Seligman.
•	Joined Seligman in 2005.
•	Began investment career in 2005.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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General Information

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Columbia Management, 100 Federal Street, Boston, MA 02110, provides or compensates others to provide the Fund with certain services, including administrative, accounting, treasury and other services. Fees paid by the Fund for these services are included under “Other expenses” in the table “Fees and Expenses of the Fund” located in the “Summary of the Fund” section of this prospectus.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc., One Financial Center, Boston, MA 02111, (the distributor) provides underwriting and distribution services to the Fund. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees on Class 2 shares. The distributor uses these fees to support its distribution and servicing activity for Class 2 shares. Fees paid by the Fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the table “Fees and Expenses of the Fund” located in the “Summary of the Fund” section of this prospectus. More information on how these fees are used is set forth under “Buying and Selling Shares — Description of Fund Shares” in this prospectus and in the SAI.

Transfer Agency Services. Columbia Management Investment Services Corp., One Financial Center, Boston, MA 02111 (the transfer agent), provides or compensates others to provide services to the Fund. The Fund pays the transfer agent a fee as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these services to the Fund. Fees paid by the Fund for these services are included under “Other expenses” in the table “Fees and Expenses of the Fund” located in the “Summary of the Fund” section of this prospectus. The transfer agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the Accounts.

The SAI provides additional information about the services provided under the agreements set forth above.

Payments to Affiliated and Unaffiliated Participating Insurance Companies

The Fund may be sold as an underlying investment option under Contracts offered by RiverSource Life Insurance Company (RiverSource Life), its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (together,

18p  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — PROSPECTUS

the Affiliated Insurance Companies) and other unaffiliated participating insurance companies (collectively, the participating insurance companies). Columbia Management and its affiliates may make or support payments out of their own resources to the participating insurance companies including the Affiliated Insurance Companies as a result of their agreement to include the Fund as an investment option under the Contracts. These Contracts may also include mutual funds other than the Fund as investment options, and the participating insurance companies including the Affiliated Insurance Companies may receive payments from the sponsors of these other mutual funds as a result of including those funds as underlying investment options under the Contracts. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Fund in products offered by the Affiliated Insurance Companies, as employee compensation and business unit operating goals at all levels are tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including Columbia Management and the distributor, and the products they offer, including the Fund. The amount of payment from sponsors of other funds that are offered as investment options under the Contracts or allocation from Columbia Management and its affiliates varies, and may be significant. The amount of the payment or allocation participating insurance companies receive from a fund may create an incentive for the companies and may influence their decision regarding which funds to include under a Contract. These arrangements are sometimes referred to as “revenue sharing payments,” and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the participating insurance companies. See your Contract prospectus for more information regarding these payments and allocations.

Potential Conflicts of Interest

Shares of the Fund may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Fund currently does not foresee any such conflicts. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

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Additional Management Information

Cash Reserves. The Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including, but not limited to, Columbia Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the Fund Family and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses, and is expected to operate at a very low expense ratio. The Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund.

Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Buying and Selling Shares

DESCRIPTION OF FUND SHARES

The Fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies, Accounts funding qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by the distributor. Not all share classes may be available under your Contract or Qualified Plan. Under a Rule 12b-1 plan adopted by the Fund, Class 2 shares pay an annual shareholder servicing and distribution (“12b-1”) fee of up to 0.25% of average net assets. The Fund pays this fee to the distributor. The distributor uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners who invest in Class 2 shares, and for distribution related expenses. Additionally, the distributor may use this fee to make payments to Qualified Plan sponsors or their affiliates for similar services provided to Qualified Plans and their participants. Because these 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund’s assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by the Fund is materially affected by events that occur after the close of a securities market but prior to the time the Fund’s NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Fund uses

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — PROSPECTUS  21p

an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the Fund’s securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

PURCHASING AND SELLING SHARES

As a Contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to the Fund. Allocation rights and information on how to purchase or surrender a Contract or Qualified Plan, including any minimum and maximum payments and submission and acceptance of your application, as well as any sales charges and other expenses imposed by the Contracts or Qualified Plans, and any charges that apply to Accounts that may own shares directly, are described in the separate Contract prospectus or Qualified Plan disclosure documents, as applicable, that accompany this prospectus.

The Accounts may purchase and sell shares of the Fund in accordance with allocation instructions received from Contract owners or Qualified Plan participants. There is no sales charge associated with the purchase or sale of Fund shares. An Account may purchase or sell Fund shares at the next NAV calculated after its request is received in good order by the Fund. The amount received for the sale of Fund shares may be more or less than the amount invested.

Fund shares that are sold are entitled to any dividends that have been declared as payable to record owners up to and including the day the sale is effected. Payment of the sale price will normally be made within seven days after receipt of such sale. In addition, the right to sell shares may be suspended and the date of payment of the sale price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission (SEC) determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which the sale of the applicable Fund shares is not reasonably practical or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

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The Fund reserves the right to accept an in kind contribution of securities as payment for its shares. Contributions received in kind will be valued at the Fund’s determination of their fair market value. Additionally, for redemptions in excess of 15% of the Fund, the Fund reserves the right to satisfy such redemption request with an in kind transfer of securities. Shareholders receiving a payment in the form of securities may incur expenses, including brokerage expenses, in converting these securities into cash. Redemptions made in kind will be made on a pro rata basis so as not to disadvantage any individual shareholder. No shareholder will have the right to require any distribution of any assets of the Fund in kind.

Short-Term or Excessive Trading

The Board has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading of funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund’s pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as “arbitrage” market timing. Market timing may adversely impact a fund’s performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund’s transaction costs. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers. To the extent the Fund has significant holdings in foreign securities, small cap stocks, floating rate loans and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. See “Principal Investment Strategies of the Fund” in the “More Information About the Fund” section for a discussion of the types of securities in which the Fund invests. See “Pricing and Valuing of Fund Shares” for a discussion of the Fund’s policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Fund is currently offered as an investment option under Contracts offered by participating insurance companies and to Qualified Plans, which are administered by third-party administrators (TPAs). Because the participating insurance companies and TPAs process Fund trades on an omnibus basis and the Fund cannot generally ascertain the identity of a particular Contract owner or Qualified Plan participant whether the same has placed a particular purchase or sale order, the Board has adopted procedures intended to detect and deter market timing activity at the omnibus account level.

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As required by SEC rules, the Fund has entered into agreements with participating insurance companies and TPAs (each, a Sponsoring Entity) whereby the Fund or its agents may require a Sponsoring Entity to provide individual account level information about you and your trading activities in the Fund. If the Fund detects market timing activities at the omnibus level, the Fund may require the Sponsoring Entity to take actions to curtail the activity, which may include restricting your trading activity in the Fund.

The procedures that are designed to detect and deter market timing activity at the omnibus account level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some Contracts may prevent or restrict the effectiveness of the market timing procedures. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

There can be no assurances that the Sponsoring Entities will be able to prevent or stop frequent trading activity by Contract owners and Qualified Plan participants. The ability of a Sponsoring Entity to detect and curtail excessive trading may be limited by operational systems and technological limitations. Also, Contract owners and Qualified Plan participants seeking to engage in market timing may deploy a variety of strategies to avoid detection.

Please refer to your Contract prospectus or Qualified Plan documents for specific details on transfers between investment options and market timing policies and procedures.

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Distributions and Taxes

REINVESTMENTS

All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of Accounts funding Contracts is discussed in your annuity contract or life insurance policy prospectus. Federal income taxation of Accounts funding Qualified Plans is discussed in your Qualified Plan disclosure documents.

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Additional information about the Fund and its investments is available in the Fund’s SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800. 345.6611
Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File 811-22127

STATEMENT OF ADDITIONAL INFORMATION
Feb. 18, 2011
Seligman Global Technology Portfolio (the “Portfolio”)
a series of
RiverSource Variable Series Trust (the “Fund”)
This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the Fund’s current Prospectus, dated Feb. 18, 2011, offering Class 1 and Class 2 shares for Seligman Global Technology Portfolio. Seligman Global Technology Portfolio is referred to as the “Portfolio”. This SAI, although not in itself a Prospectus, is incorporated by reference into the Portfolio’s Prospectus in its entirety. It should be read in conjunction with the Portfolio’s Prospectus, which you may obtain by writing or calling the Fund at the address or telephone number, respectively, below.
For a free copy of the Portfolio’s prospectus or annual or semiannual report, when available, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia, RiverSource, Seligman and Threadneedle branded funds (collectively, the “Fund Family”), at c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, call 800.345.6611.
The Fund is governed by a Board of Trustees (the Board) that meets regularly to review a wide variety of matters affecting the Portfolio. Detailed information about Fund governance, the Fund’s investment manager, Columbia Management Investment Advisers, LLC (the “investment manager” or “Columbia Management”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), and other aspects of Fund management can be found by referencing the Table of Contents below.
The website references in this SAI are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this SAI.

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Table of Contents

Fund History	p.3
Description of the Fund and its Investments and Risks	p.3
Management of the Fund	p.16
Proxy Voting	p.22
Investment Advisory and Other Services	p.24
Portfolio Managers	p.26
Securities Transactions	p.27
Purchase, Redemption, and Pricing of Shares	p.29
Taxation of the Fund	p.30
Underwriters	p.31
Information Regarding Pending and Settled Legal Proceedings	p.31
General Information	p.32
Seligman Global Technology Portfolio — Statement of Additional Information – Feb. 18, 2011

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Fund History
The Fund is a Massachusetts Business Trust organized Sept. 11, 2007.
Shares of the Portfolio are sold exclusively as an underlying investment option of variable insurance policies and variable annuity contracts offered by affiliated and unaffiliated insurance companies.
Description of the Fund and its Investments and Risks
Classification
The Fund is a diversified open-end management investment company, or mutual fund, which consists of the Portfolio.
Shares in the Portfolio are only being offered to: (1) separate accounts (“Accounts”) established by participating insurance companies to fund benefits of variable annuity and variable life insurance contracts (“Contracts”). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. A more detailed description of such allocation rights and information on how to purchase or surrender a Contract, as well as any sales charges and other expenses imposed by Contracts on their owners can be found in the separate prospectuses and disclosure documents issued by the participating insurance companies and those accompanying the Portfolio’s Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.
Investment Strategies and Risks
The Prospectus discusses the investment objectives of the Portfolio and the policies the Portfolio employs to achieve its investment objectives. The following information regarding the Portfolio’s investment policies supplements the information contained in the Prospectus.
Convertible Bonds. The Portfolio may purchase convertible bonds. Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to non-convertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer’s equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than non-convertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer’s capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer’s common stock, but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities for the Portfolio, such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and capability of management are considered. In evaluating a convertible security, emphasis is placed on the attractiveness of the underlying common stock and the capital appreciation opportunities that the convertible security presents. Convertible securities can be callable or redeemable at the issuer’s discretion, in which case alternative investments would be sought. The Portfolio may invest in debt securities convertible into equity securities rated as low as “CC” by Standard & Poor’s Ratings Services (“S&P”) or “Ca” by Moody’s Investors Service (“Moody’s”). Debt securities rated below investment-grade (frequently referred to as “junk bonds”) often have speculative characteristics and are subject to greater market fluctuations and risk of loss of income and principal than higher-rated securities. The investment manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in connection with the Portfolio’s investment objective(s).
Derivatives. The Portfolio may invest in financial instruments commonly known as “derivatives” for hedging or investment purposes.
A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. The Portfolio will not invest in a specific type of derivative without prior approval from its Board, after consideration of, among other things, how the derivative instrument serves the Portfolio’s investment objective, and the risk associated with the investment. The types of derivatives in which the Portfolio is currently permitted to invest, as described more fully below, are forward currency exchange contracts, commodities and commodity

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contracts, options, equity linked securities, rights and warrants, access trades, index futures, treasury futures and options on such futures.
Forward Foreign Currency Exchange Contracts. The Portfolio will generally enter into forward foreign currency exchange contracts to fix the US dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the US dollar value of securities it owns. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.
The Portfolio may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the US dollar. In this case the contract would approximate the value of some or all of the Portfolio’s securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Portfolio may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The potential effect a substantial commitment of the Portfolio’s assets to forward contracts would have on the investment program of the Portfolio and its ability to purchase additional securities is considered.
The Portfolio, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio’s securities or other assets denominated in that currency provided the excess amount is “covered” by cash and/or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, it is believed that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the Portfolio will be served.
At the maturity of a forward contract, the Portfolio may either sell the security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.
As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. However, the Portfolio may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.
If the Portfolio retains the portfolio security and engages in offsetting transactions, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
The Portfolio’s dealing in forward foreign currency exchange contracts will be limited to the transactions described above. The Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.
Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling

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various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.
Commodities and Commodity Contracts. The Portfolio may purchase and sell commodities and commodity contracts only to the extent that such activities do not result in the Portfolio being a “commodity pool” as defined in the Commodity Exchange Act and the Commodity Futures Trading Commission’s regulations and interpretations thereunder.
Use of these instruments can involve substantial risks. For example, derivative instruments can present investment risk to the Portfolio if the fluctuations in interest rates, currency values or the market to which the financial instrument is tied are not accurately predicted. Certain derivative instruments may involve the use of leverage and, as a result, there is the risk that the Portfolio could lose more than the amount of its original investment. For example, the Portfolio may purchase futures contracts by making a relatively small “margin deposit” and, if such contracts are thereafter sold at a loss, the Portfolio could lose substantially more than the original margin deposit. Although the Portfolio will only utilize exchange-traded futures and options thereon, there can be no assurance that they will be able to close out positions when they wish to. In addition, a futures or options strategy may not provide an exact hedge to a position.
Options. The Portfolio is permitted to purchase put options, call options, put spreads, call spreads and collars, and to sell covered call options (i.e., where the Portfolio owns the underlying security) and covered put options (i.e., where the Portfolio maintains the cash or collateral to cover the obligation created by the put). These instruments are described below.
An option is a contract that gives the holder the right to purchase (“call”) or sell (“put”) a specified security for an agreed upon price at any time before the contract’s expiration date. The amount paid for an option is known as the premium, and the exercise price is known as the strike price. The purchaser of an option has the right, but not the obligation, to purchase or sell a security. The seller (or “writer”) of an option, conversely, has an obligation to sell or purchase a security if the option is exercised. Some options have standardized terms and are traded on securities exchanges. Others are privately negotiated and have no or only a limited trading market. Options may be used individually or in combinations (e.g., put spreads and collars) to hedge securities positions or to seek increased investment returns.
Put spreads and collars are designed to protect against a decline in value of a security an investor owns. A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put’s strike price. The call means that the investor will not benefit from increases in the price of the security beyond the call’s strike price. In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price. This combination protects the investor against a decline in the price down to the lower strike price. The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put. In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call’s strike price.
Options offer large amounts of leverage, which will result in the Portfolio’s net asset value being more sensitive to changes in the value of the underlying security. The successful use of options depends in part on the ability of the investment manager to manage future price fluctuations, and the degree of correlation between the options and the prices of the underlying securities. If the investment manager is incorrect in its expectation of changes in market prices or the correlation between the instruments or indices on which such options may be written and purchased and the instruments in the Portfolio’s investment portfolio, the Portfolio may incur losses that it would not otherwise incur. The use of options can also increase the Portfolio’s transaction costs. Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. The purchaser of an option runs the risk of losing the entire premium paid if the option expires “out of the money” (i.e., if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). The seller of an option earns premium income but is subject to the risk of having to sell the underlying security at significantly less than its market price (or buy a security at significantly more than its market price). When options are purchased on the over-the-counter market, there is a risk that the counterparty that wrote the option will be unable to perform its obligations under the option contract. Such over-the-counter options may also be illiquid and, in such cases, the Portfolio may have difficulty closing out its position, in which case the Portfolio could lose money in the event of adverse price movements.
Equity-Linked Securities (ELS). An ELS is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an “Underlying Equity”). An ELS typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELS may have limited or no

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benefit from any appreciation in the Underlying Equity, but is exposed to downside market risk. The Portfolio may purchase ELSs that trade on a securities exchange or those that trade on the over-the-counter markets, including Rule 144A securities. The Portfolio may also purchase ELSs in a privately negotiated transaction with the issuer of an ELS (or its broker-dealer affiliate, collectively referred to in this section as the “issuer”). The Portfolio may or may not hold an ELS until its maturity.
Investments in ELSs subject the Portfolio to risks, primarily to the downside market risk associated with the Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer, and concentration risk. Most ELSs do not have any downside protection (though some ELSs provide for a floor on the downside). In general, an investor in an ELS has the same downside risk as an investor in the Underlying Equity. The liquidity of an ELS that is not actively traded on an exchange is linked to the liquidity of the Underlying Equity. The issuer of an ELS generally purchases the Underlying Equity as a hedge. If the Portfolio wants to sell an ELS back to the issuer prior to its maturity, the issuer may sell the Underlying Equity to unwind the hedge and, therefore, must take into account the liquidity of the Underlying Equity in negotiating the purchase price the issuer will pay to the Portfolio to acquire the ELS.
The liquidity of unlisted ELSs is normally determined by the willingness of the issuer to make a market in the ELS. While the Portfolio will seek to purchase ELSs only from issuers that it believes to be willing to, and capable of, repurchasing the ELS at a reasonable price, there can be no assurance that the Portfolio will be able to sell any ELS at such a price or at all. This may impair the Portfolio’s ability to enter into other transactions at a time when doing so might be advantageous. In addition, because ELSs are senior unsecured notes of the issuer, the Portfolio would be subject to the credit risk of the issuer and the potential risk of being too concentrated in the securities (including ELSs) of that issuer. The Portfolio bears the risk that the issuer may default on its obligations under the ELS. In the event of insolvency of the issuer, the Portfolio will be unable to obtain the intended benefits of the ELS. Moreover, it may be difficult to obtain market quotations for purposes of valuing the Portfolio’s ELSs and computing the Portfolio’s net asset value.
Price movements of an ELS will likely differ significantly from price movements of the Underlying Equity, resulting in the risk of loss if the investment manager is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices or other relevant features of an ELS.
Preferred Securities. The Portfolio may invest in preferred securities. There are special risks associated with investing in preferred securities, including:
•	Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without adverse consequences to the issuer. If the Portfolio owns a preferred security that is deferring its distributions, the Portfolio may be required to report income for tax purposes although it has not yet received such income.

•	Subordination. Preferred securities are subordinated to bonds and other debt instruments in an issuer’s capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities.

•	Limited Voting Rights. Generally, preferred security holders have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity’s rights as a creditor under the agreement with its operating company.

•	Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in income tax or securities laws. As with call provisions, a redemption by the issuer of the preferred securities may negatively impact the return of the security held by the Portfolio.
Rights and Warrants. The Portfolio may invest in common stock rights and warrants believed to provide capital appreciation opportunities. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in the Portfolio’s investment restrictions regarding such securities.

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Access Trades. The Portfolio may participate in access trades with a global securities broker as counterparty. Access trades are over-the-counter transactions that provide access to a designated security, group of securities or market index without directly investing in the reference security/index. For a commission, the counterparty, agrees to provide a return based on the return of the reference security/index. Access trades are typically used in foreign markets where limits on direct foreign ownership can affect prices and/or where there are significant complexities in directly purchasing or selling shares in the reference security/index. Since access trades are over-the-counter transactions, the Portfolio bears the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Portfolio may not be able to sell when it is deemed advantageous to do so. These risks will be potentially mitigated by dealing with counterparties believed to be reputable.
Futures Contracts. The Portfolio may utilize index futures. Futures contracts, which trade on a securities exchange, are standardized as to quantity, delivery date and settlement conditions, including specific securities acceptable for delivery against the futures contract. A treasury futures contract is an agreement to buy or sell a specified amount of a specific security issued by the U.S. Treasury for a specified price at a designated date and time in the future. In the case of index futures, settlement is made in cash based on the value of a specified underlying index. More commonly, futures contracts are closed out prior to expiration by an offsetting purchase or sale. Since the counterparty to every futures contact is a securities exchange, offsetting transactions are netted to close out positions. The Portfolio may incur a loss if the closing transaction occurs at an unfavorable price as compared with that of the opening trade (including transaction costs). There can be no assurance that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the position, including the maintenance of margins, which could result in substantial losses.
Margin deposits must be made at the time a futures contract position is acquired. The Portfolio is required to deposit in a segregated account, typically with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Initial margin on futures contracts is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by a securities exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.
Subsequent “variation margin” payments are made daily to and from the futures broker as the value of the futures position varies, a process known as “marking-to-market.” When the Portfolio purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Under certain circumstances, exchanges upon which futures contracts trade may establish daily limits on the amount that the price of a future contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
If the Portfolio were unable to liquidate a futures contract position, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or to designate liquid assets on its books and records.
Certain characteristics of the futures markets might increase the risk that movements in the prices of futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, since initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.
The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

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At the maturity of a futures contract, the Portfolio may either accept or make delivery of the security specified in the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund will only enter into a futures contract if it is expected that the Fund will readily be able to close out such contract. There can, however, be no assurance that it will be able to do so in any particular case, in which case the Fund may suffer losses in the event of adverse price movements.
Options on Futures. The Portfolio may utilize treasury futures and index futures and also may utilize options on treasury futures and index futures respectively (collectively, “options on futures”). Options on futures are effectively options on the asset or index that underlies a futures contract. A call option on a futures contract gives the holder the right to enter into a long futures contract at a fixed futures price. A put option on a futures contract gives the holder the right to enter into a short futures contract at a fixed futures price.
Purchasers and sellers of options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an offsetting option on the same futures contract. There is also risk that the Portfolio may have difficulty in closing out positions in options on futures. Although the Portfolio intends to close out any positions on a securities market, there can be no assurance that such a market will exist for a particular contract at a particular time.
Under certain circumstances, exchanges upon which futures are traded may establish daily limits on the amount that the price of an option on a futures contract can vary from the previous day’s settlement price. Once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions held by the Portfolio.
Options on futures held by the Portfolio, to the extent not exercised, will expire and the Portfolio would experience a loss to the extent of any premium paid for the option. If the Portfolio were unable to liquidate an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position.
Certain characteristics of the futures market might increase the risk that movements in the prices of options on futures contracts might not correlate perfectly with movements in the prices of any exposure being hedged. For example, all participants in the options on futures markets are subject to daily variation margin calls and might be compelled to liquidate options on futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.
Foreign Investment Risk Factors. The Portfolio may invest up to 100% of its total assets in foreign securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
By investing in foreign securities, the Portfolio will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. It is believed that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect that events in any one country will have on the entire investment portfolio. Of course, a decline in the value of the Portfolio’s investments in one country may offset potential gains from investments in another country. Diversification does not assure a profit or protect against loss in a declining market.
Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that the Portfolio’s foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when

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assets of the Portfolio are uninvested and no return is earned thereon and may involve a risk of loss to the Portfolio. Foreign securities markets may have substantially less volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which the Portfolio could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Portfolio, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolio may temporarily hold funds in foreign currencies. The value of the Portfolio’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates and exchange control regulations. The Portfolio may incur costs in connection with conversions between various currencies. The Portfolio’s net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).
Technology Investment Risk Factors. The value of the Portfolio’s shares may be susceptible to factors affecting technology and technology-related industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. Technology and technology-related industries may be subject to greater governmental regulation than many other industries in certain countries, as well as changes in governmental policies, and the need for regulatory approvals may have a material adverse effect on these industries. Additionally, these companies may be subject to risks of developing technologies, competitive pressures, and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Securities of smaller, less experienced companies also may involve greater risks, such as limited product lines, limited markets and limited financial and managerial resources, and trading in such securities may be subject to more abrupt price movements than trading in the securities of larger companies.
Other Investment Companies. The Portfolio may invest in securities issued by other investment companies. Such investments are subject to the limitations on investments in other investment companies imposed by the Investment Company Act of 1940, as amended (“1940 Act”), which generally prohibits the Portfolio from holding more than 3% of the outstanding voting securities of another investment company, and from investing more than 5% of its total assets in any one investment company, or more than 10% of its total assets in other investment companies overall. The Portfolio’s investments in other investment companies may include investments in exchange-traded funds (“ETFs”) if appropriate investment opportunities arise. ETFs are registered funds that trade on a stock exchange or otherwise traded in the over-the-counter market and generally seek to track the performance of a specified securities index or a basket of securities. Securities traded in the over-the-counter market present additional risks, such as counterparty and liquidity risks.

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If the Portfolio invests in other investment companies, shareholders would bear not only the Portfolio’s expenses (including operating expenses and advisory fees), but also similar expenses of the underlying investment companies, and the Portfolio’s returns will therefore be lower. To the extent the Portfolio invests in ETFs, the Portfolio is exposed to the risks associated with the underlying investments of the ETFs and the Portfolio’s performance may be negatively affected if the value of those underlying investments declines.
Depositary Receipts. Depositary Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. American Depositary Receipts (“ADRs”), which are traded in dollars on US Exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. European Depositary Receipts (“EDRs”) are typically traded in Europe. Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) are typically traded in both Europe and the United States. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities trade in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the US, and therefore, the import of such information may not be reflected in the market value of such instruments.
Illiquid Securities. The Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (“1933 Act”)) and other securities that are not readily marketable. These include restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act. The Fund’s Board may adopt procedures pursuant to which the investment manager may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board or the investment manager (as the case may be) make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.
Money Market Instruments. The Portfolio may invest a portion of their assets in the following money market instruments.
US Government Obligations. US Government obligations are obligations issued or guaranteed as to both principal and interest by the US Government or backed by the full faith and credit of the United States, such as US Treasury Bills, securities issued or guaranteed by a US Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the US Treasury.
Bank Obligations. Bank obligations include US dollar-denominated certificates of deposit, banker’s acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks.
Commercial Paper and Short-Term Corporate Debt Securities. Commercial paper and short-term debt securities include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies.
Mortgage Related Securities.
Mortgage Pass-Through Securities. The Portfolio may invest in mortgage pass-through securities. Mortgage pass-through securities include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a “pass-through” of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool’s effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which the Portfolio invests occurs, the Portfolio may have to invest the proceeds in securities with lower yields.
The Government National Mortgage Association (“GNMA”) is a US Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the US Government, the timely payment of principal and

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interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include the Federal National Mortgage Association (“FNMA”), a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the US Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (“PCs”), which represent interests in mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US Government.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.
Repurchase Agreements. The Portfolio may hold cash or cash equivalents and may enter into repurchase agreements with respect to securities; normally repurchase agreements relate to money market obligations backed by the full faith and credit of the US Government. Repurchase agreements are transactions in which an investor (i.e., the Portfolio) purchases a security from a bank, recognized securities dealer, or other financial institution and simultaneously commits to resell that security to such institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement thus involves the obligation of the bank or securities dealer to pay the agreed upon price on the date agreed to, which obligation is in effect secured by the value of the underlying security held by the Portfolio. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolio intends to enter into repurchase agreements only with financial institutions believed to present minimum credit risks in accordance with guidelines established by the investment manager or subadviser, as the case may be. The investment manager or subadviser, as the case may be, has implemented measures to review and monitor the creditworthiness of such institutions. The Portfolio will invest only in repurchase agreements collateralized in an amount at least equal at all times to the purchase price plus accrued interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. The Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.
When-Issued and Forward Commitment Securities. The Portfolio may purchase securities on a when-issued or forward commitment basis. Settlement of such transactions (i.e., delivery of securities and payment of purchase price) normally takes place within 45 days after the date of the commitment to purchase. The Portfolio may purchase a security on a when-issued or forward commitment basis with or without the intention of actually acquiring the securities, and may sell these securities before the purchase settlement date if it is deemed advisable.
At the time the Portfolio enters into such a commitment both payment and interest terms will be established prior to settlement; there is a risk that prevailing interest rates on the settlement date will be greater than the interest rate terms established at the time the commitment was entered into. When-issued and forward commitment securities are subject to changes in market value prior to settlement based upon changes, real or anticipated, in the level of interest rates or creditworthiness of the issuer. If the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued or forward commitment basis, the market value of the Portfolio’s assets may fluctuate more than otherwise would be the case. For this reason, when investing in when-issued or forward commitment securities, cash and/or liquid securities equal to the amount of the Portfolio’s when-issued or forward commitment securities will be segregated at the Portfolio’s custodian, and marked to market daily, with additional cash and/or liquid securities added when necessary. When the time comes to pay for when-issued or forward commitment securities, the Portfolio will meet its respective obligations from then available cash flow, sale of securities (those segregated or otherwise), or, although the Portfolio would not normally expect to do so, from the sale of the when-issued or forward commitment securities themselves (which

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may have a value greater or less than the Portfolio’s payment obligations). Sale of securities to meet when-issued and forward commitment obligations carries with it a greater potential for the realization of capital gain or loss.
Short Sales. The Portfolio may sell securities short “against-the-box.” A short sale “against-the-box” is a short sale in which the Portfolio owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.
Lending of Portfolio Securities. The Portfolio may lend portfolio securities to broker-dealers, banks or other institutional borrowers, provided that securities loaned by the Portfolio may not exceed 33 1/3% of the Portfolio’s total assets taken at market value. The borrower must maintain with the Fund’s custodian bank cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Portfolio an amount equal to any dividends or interest paid on the securities. The lending Portfolio may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Portfolio will generally be short-term. Loans are subject to termination at the option of the lending Portfolio or the borrower. The lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The lending Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The lending Portfolio may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the lending Portfolio is insufficient to replace the loaned securities. In addition, the lending Portfolio is responsible for any loss that might result from its investment of the borrower’s collateral.
Borrowing. Except as noted below, the Portfolio may from time to time, borrow money to increase its portfolio of securities or for other purposes. Under the 1940 Act, the Portfolio is generally permitted to borrow from banks in amounts not exceeding one-third of the value of its total assets, less liabilities other than such borrowings. Borrowings may be secured by a mortgage or pledge of the Portfolio’s assets.
Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will reduce the Portfolio’s net investment income in any given period.
Except as otherwise specifically noted above, the Portfolio’s investment strategies are not fundamental and the Fund, with the approval of the Board, may change such strategies without the vote of a majority of the Portfolio’s outstanding voting securities.
FUNDAMENTAL RESTRICTIONS
The Portfolio is subject to fundamental policies that place restrictions on certain types of investments. Except as otherwise indicated below, restrictions 1 through 8 may not be changed without the affirmative vote of the holders of a majority of the Portfolio’s outstanding voting securities; restrictions 9 through 12 may be changed by the Fund’s Board without such a vote. Under these restrictions, the Portfolio may not:
1.	Purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time;

2.	Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any Securities and Exchange Commission (the “SEC”) or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

3.	Issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

4.	Make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

5.	Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies;

6.	Purchase or hold any real estate, except the Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein;

7.	Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act;

8.	Invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the US Government or any of its agencies or instrumentalities (for the purpose of this limitation, mortgage-related securities do not constitute an industry).

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9.	Purchase illiquid securities for the Portfolio including repurchase agreements maturing in more than seven days and securities that cannot be sold without registration or the filing of a notification under Federal or state securities laws, if, as a result, such investment would exceed 15% of the value of the Portfolio’s net assets.

10.	Invest in oil, gas or other mineral exploration or development programs; provided, however, that this investment restriction shall not prohibit the Portfolio from purchasing publicly-traded securities of companies engaging in whole or in part in such activities.

11.	Purchase securities from or sell securities to any of its officers or Trustees, except with respect to its own shares and as permissible under applicable statutes, rules and regulations.

12.	Invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants and rights not listed on the New York or American Stock Exchange. For this purpose, warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.
For purposes of applying the 25% limitation on the securities of issuers in any particular industry (as described above), the Fund will generally use the industry classifications provided by the Global Industry Classification System.
The Portfolio’s fundamental policies set forth above prohibit transactions “except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.” The following discussion explains the flexibility that the Portfolio gains from these exceptions.
Purchase of securities on margin — A purchase on margin involves a loan from the broker-dealer arranging the transaction. The “margin” is the cash or securities that the borrower places with the broker-dealer as collateral against the loan. However, the purchase of securities on margin is effectively prohibited by the 1940 Act because the Portfolio generally may borrow only from banks. Thus, under current law, this exception does not provide any additional flexibility to the Portfolio.
Issuing senior securities — A “senior security” is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company’s common stock with respect to the same earnings or assets. The 1940 Act prohibits a mutual fund from issuing senior securities other than certain borrowings, but SEC staff interpretations allow a fund to engage in certain types of transactions that otherwise might raise senior security concerns (such as short sales, buying and selling financial futures contracts and selling put and call options), provided that the fund maintains segregated deposits or portfolio securities, or otherwise covers the transaction with offsetting portfolio securities, in amounts sufficient to offset any liability associated with the transaction. The exception in the fundamental policy allows the Portfolio to operate in reliance upon these staff interpretations.
Borrowing money — The 1940 Act permits a fund to borrow up to 33 1/3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources.
Making loans — The 1940 Act generally prohibits the Portfolio from making loans to affiliated persons but does not otherwise restrict the Portfolio’s ability to make loans.
If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the value of assets will not constitute a violation of such restriction. In order to permit the sale of the Fund’s shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund it will revoke the commitment by terminating sales in the state involved. The Fund also intends to comply with the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended. For a description of these requirements, see the separate account prospectuses or disclosure documents of the participating insurance companies.
Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of the Fund or the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Portfolio or (2) 67% or more of the shares of the Fund or the Portfolio present at a shareholder’s meeting if more than 50% of the outstanding shares of the Fund or the Portfolio are represented at the meeting in person or by proxy.
TEMPORARY DEFENSIVE POSITION
The Portfolio may, from time to time, take a temporary defensive position in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions, or in anticipation of significant withdrawals. When it is believed that market conditions warrant a temporary defensive position, the Portfolio may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers’ acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents

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denominated in foreign currencies. The Portfolio’s investments in foreign cash equivalents will be limited to those that are believed to equate generally to the standards established for US cash equivalents.
PORTFOLIO TURNOVER
The portfolio turnover rate for the Portfolio will be calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition was one year or less are excluded from the calculation. The Portfolio’s portfolio turnover rate will not be a limiting factor when the Portfolio deems it desirable to sell or purchase securities.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each fund’s Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund’s Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.
Each fund’s Board has therefore adopted policies and procedures relating to disclosure of the fund’s portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.
Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.
Public Disclosures
The funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds’ website. The information is available on the funds’ website as described below.
•	For Equity and Balanced funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis approximately, but no earlier than, 15 calendar days after each month-end. The four most recent consecutive monthly disclosures remain posted for each fund. Such portfolio holdings information posted on the website includes the name of each portfolio security, number of shares held by the fund, value of the security and the security’s percentage of the market value of the fund’s portfolio as of month-end.

•	For Fixed Income funds, a complete list of fund portfolio holdings as of calendar quarter-end are posted on the website on a quarterly basis approximately, but no earlier than, 30 calendar days after such quarter-end, and remain posted at least until the date on which the fund files its Form N-CSR or Form N-Q with the SEC for the subsequent fiscal period. Fixed income fund portfolio holdings information posted on the website shall include the name of each portfolio security, maturity/rate, par value and the security’s percentage of the market value of the fund’s portfolio as of calendar quarter-end.

•	For Money Market funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, Money Market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost

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value. The Money Market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding and any other information that may be required by the SEC.
Portfolio holdings of funds owned solely by affiliates of the investment manager may not be disclosed on the website. A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available on the SEC’s website within sixty (60) days of the end of a fund’s fiscal quarter.
In addition, the investment manager makes publicly available information regarding certain fund’s largest five to fifteen holdings, as a percent of the market value of the funds’ portfolios as of a month-end. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and seligman.com for Seligman funds), approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds’ websites pursuant to the funds’ policies may change from time to time without prior notice.
Other Disclosures
The funds’ policies and procedures provide that no disclosures of the funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.
In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the funds’ distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.
In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. These service providers include each fund’s sub-advisor(s) (if any), affiliates of the investment manager, the funds’ custodian, sub-custodians, the funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.
The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.
Each fund’s Board has adopted policies to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, Compliance, and the funds’ President. The PHC has been authorized by each fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC

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reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.
Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.
The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. These special arrangements are described in the table below.
Ongoing Portfolio Holdings Disclosure Arrangements:
In addition to the daily information provided to the fund’s custodians, subcustodians, administrator and investment advisers, the following disclosure arrangements are in place:

Frequency
Identity of recipient	Conditions/restrictions on use of information	of disclosure
Bitlathe	Website support for fund performance disclosure	Monthly

BlackRock, Inc.	For providing trading operations and portfolio management support.	Daily

Bloomberg, L.P.	For independent research of funds. Sent monthly, approximately 30 days after month end.	Monthly

Bowne & Co.	For printing of proxies and annual updates to prospectuses and SAIs.	As needed

Cenveo, Inc.	For printing of prospectuses, supplements, SAIs and shareholder reports.	As needed

Factset Research Systems	For provision of quantitative analytics, charting and fundamental data to the investment manager.	Daily

Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	For evaluation and assessment of trading activity, execution and practices by the investment manager.	Daily

InvestorTools, Inc.	Provide descriptive data for municipal securities	Daily

Morningstar, Inc.	For independent research and ranking of funds. Sent monthly, approximately 25 days after month end.	Monthly

RiskMetrics Group (formerly Institutional Shareholder Services)	Proxy voting administration and research on proxy matters.	Daily

Thomson Reuters Corp. (Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.	Monthly
Management of the Fund
BOARD MEMBERS AND OFFICERS
Shareholders elect a Board that oversees the Fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.
Information with respect to the members of the Board is shown below. Each member oversees 145 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board or the fifteenth anniversary of the first Board meeting they attended as members of the Board.
Board Members
Independent Board Members*

	Position held		Other present or
	with funds and	Principal occupation	past directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None	Board Governance, Compliance, Investment Review, Audit

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	None	Distribution, Investment Review, Audit

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None	Board Governance, Contracts, Investment Review

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 75	Board member since 3/1/85	Attorney and Consultant	None	Board Governance, Compliance, Executive, Investment Review, Audit

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 71	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None	Distribution, Investment Review, Audit

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None	Board Governance, Compliance, Contracts, Executive, Investment Review

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	Position held		Other present or
	with funds and	Principal occupation	past directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	memberships

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Distribution, Investment Review

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)	Contracts, Distribution, Executive, Investment Review

Board Member Affiliated with the Investment Manager*

Position held
	with funds and	Principal occupation	Other present or past directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice president, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President – Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President – Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

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The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds’ other officers are:

Fund Officers

Position held
	with funds and	Principal occupation
Name, address, age	length of service	during past five years
J. Kevin Connaughton One Financial Center Boston, MA 02111 Age 46	President since 5/1/10	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds since 2009 (previously Senior Vice President and Chief Financial Officer, June 2008 - January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 - April 2010; Treasurer, Columbia Funds, October 2003 - May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 - December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003 - December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 - October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President – Asset Management and Trust Company Services, 2006–2009 and Vice President – Operations and Compliance, 2004-2006); Senior Vice President, Columbia Funds, Atlantic Funds and Nations Funds since May 2010

Michael G. Clarke One Financial Center Boston, MA 02111 Age 21	Treasurer since 1/12/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Vice President, General Counsel and Secretary since 12/5/06	Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005-April 2010 and Vice President – Asset Management Compliance, 2004-2005); Senior Vice President, Secretary and Chief Legal Officer, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006
Michael A. Jones 100 Federal Street Boston, MA 02110 Age 51	Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 – April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 – April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

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Position held
	with funds and	Principal occupation
Name, address, age	length of service	during past five years

Colin Moore One Financial Center Boston, MA 02111 Age 52	Vice President since 5/1/10	Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

Linda Wondrack One Financial Center Boston, MA 02111 Age 46	Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007; Senior Vice President and Chief Compliance Officer, Atlantic Funds and Nations Funds since 2007; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 - April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 - May 2005

Neysa M. Alecu 2934 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Money Laundering Prevention Officer since 11/9/05 and Identity Theft Prevention Officer since 2008	Anti – Money Laundering Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since 2008; Vice President – Compliance, Ameriprise Financial, Inc. since 2008; Anti-Money Laundering Officer and Identity Theft Prevention Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc. since 2005; Compliance Director, Ameriprise Financial, Inc., 2004-2008;

Responsibilities of Board with respect to fund management

The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds’ service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

Committees of the Board

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not “interested persons” of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.

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To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND — 2010
Audit
		For Profit;	Non-Profit;						Committee;
		CIO/CFO;	Government;		Legal;			Distribution;	Financial
Name	Geographic	CEO/COO	CEO	Investment	Regulatory	Political	Academic	Marketing	Expert
Blatz	MN		X		X	X

Carlton	NY			X	X				X

Flynn	MA						X

Jones	MD				X				X

Lewis	MN		X				X

Maher	CT	X		X					X

Paglia	NY	X		X					X
Richie	MI	X			X

Taunton-Rigby	MA	X		X					X

With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider.

Compliance Committee — Supports the funds’ maintenance of a strong compliance program by providing a forum for Independent Directors to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the funds’ CCO to meet with Independent Directors on a regular basis to discuss compliance matters.

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

Distribution Committee — Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

Executive Committee — Acts for the Board between meetings of the Board.

Investment Review Committee — Reviews and oversees the management of the funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Audit Committee — Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds’ financial statements and independent audits as well as the funds’ compliance with legal and regulatory requirements relating to the funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures.
Procedures for Communications to the Board

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The Board has adopted a process for shareholders to send communications to the Board. To communicate with the Board or an individual Trustee, a shareholder must send written communications to Board Services Corporation, 901 Marquette Avenue South, Minneapolis, Minnesota 55402, addressed to the Board of the Fund or the individual Board member. All shareholder communications received in accordance with this process will be forwarded to the Board or the individual Board member.
BENEFICIAL OWNERSHIP OF SHARES
The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2010 of all funds overseen by the Board members. The Portfolio is available only to participating insurance companies to fund benefits of variable annuity and variable life insurance contracts. As such, a direct ownership of shares in the Portfolio is not available to individual investors, including the Trustees.

Aggregate dollar range of shares
owned by board member in the
Name	Fund Family
INDEPENDENT BOARD MEMBERS
Kathleen Blatz	over $100,000
Pamela G. Carlton	over $100,000*
Patricia M. Flynn	over $100,000*
Anne P. Jones	over $100,000
Stephen R. Lewis, Jr.	over $100,000*
John F. Maher	over $100,000*
Catherine James Paglia	over $100,000*
Leroy C. Richie	over $100,000
Alison Taunton-Rigby	over $100,000
AFFILIATED BOARD MEMBERS
William F. Truscott	over $100,000

*	Total includes deferred compensation in share equivalents
COMPENSATION

Total Cash Compensation from
Board member(a)	Funds Paid to Board member
Kathleen Blatz	$201,227
Arne H. Carlson(c)	226,354
Pamela G. Carlton	196,227
Patricia M. Flynn	210,475(b)
Anne P. Jones	203,727
Jeffrey Laikind(d)	189,890(b)
Stephen R. Lewis, Jr.	400,503(b)
John F. Maher	210,000(b)
Catherine James Paglia	203,727
Leroy Richie	198,727
Alison Taunton-Rigby	198,727

(a)	Board member compensation is paid by the funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial’s acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial.

(b)	Ms. Flynn, Mr. Laikind, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $110,000, $145,938, $86,000 and $210,000 respectively. Additional information regarding the deferred compensation plan is described below.

(c)	Mr. Carlson ceased serving as a member of the Board effective Dec. 31, 2010.

(d)	Mr. Laikind ceased serving as a member of the Board effective Nov. 11, 2010.
The Independent Trustees determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent Board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Trustees take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the Independent Trustees, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.
Effective Jan. 1, 2010, independent Board members are paid an annual retainer of $125,000. Committee and sub- committee Chairs each receive an additional annual retainer of $5,000. In addition, independent Board members are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special meetings conducted by telephone. In 2010, the Board’s Chair will receive total annual cash compensation of $430,000.
The Independent Trustees may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more of the funds in the Fund Family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.

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Code of Ethics
The Fund, Columbia Management and the distributor have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated person of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstances under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.
Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.
Proxy Voting
GENERAL GUIDELINES, POLICIES AND PROCEDURES
These Proxy Voting Policies and Procedures apply only to the funds and portfolios (the “Funds”) that historically bore the RiverSource or Seligman brands, including those renamed to bear the “Columbia” brand effective September 27, 2010.
The Funds uphold a long tradition of supporting sound and principled corporate governance. For more than 30 years, the Funds’ Boards of Trustees/Directors (“Board”), which consist of a majority of independent Board members, has determined policies and voted proxies. The Funds’ investment manager and administrator, Columbia Management Investment Advisers, LLC (“Columbia Management”), provide support to the Board in connection with the proxy voting process.
GENERAL GUIDELINES
The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:
Election of Directors
•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.
•	The Board supports annual election of all directors and proposals to eliminate classes of directors.
•	In a routine election of directors, the Board will generally vote with the recommendations of the company’s nominating committee because the Board believes that nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will generally also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have exhibited poor governance such as involvement in options backdating, financial restatements or material weaknesses in control, approving egregious compensation or have consistently disregarded the interests of shareholders.
•	The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and in the absence of majority voting, generally will support cumulative voting.
•	Votes in a contested election of directors are evaluated on a case-by-case basis.
Defense mechanisms
The Board generally supports proposals eliminating provisions requiring supermajority approval of certain actions. The Board generally supports proposals to opt out of control share acquisition statutes and proposals restricting a company’s ability to make greenmail payments. The Board reviews management proposals submitting shareholder rights plans (poison pills) to shareholders on a case-by-case basis,
Auditors
The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a company’s recommendation for auditor, including, for example, auditor involvement in significant financial restatements, options backdating, conflicts of interest, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.
Management compensation issues
The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board generally votes for plans if they are

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reasonable and consistent with industry and country standards and against plans that it believes dilute shareholder value substantially.
The Board generally favors minimum holding periods of stock obtained by senior management pursuant to equity compensation plans and will vote against compensation plans for executives that it deems excessive.
Social and corporate policy issues
The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our Fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors. The Board generally abstains or votes against these proposals.
POLICY AND PROCEDURES
The policy of the Board is to vote all proxies of the companies in which a Fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to address any conflicts between interests of a Fund’s shareholders and those of Columbia Management or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.
The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team (“Proxy Team”). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. The Proxy Team may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the Proxy Team relies on Columbia Management investment personnel (or the investment personnel of a Fund’s subadviser(s)) and information obtained from an independent research firm. The Proxy Team makes the recommendation in writing. The Board Chair or other Board members who are independent from the investment manager will consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.
On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.
The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a Fund votes against management’s recommendation (except when withholding votes from a nominated director), the Board generally sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).
Voting in countries outside the United States (non-U.S. countries)
Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the Funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.
Securities on loan
The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the Funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor Columbia Management assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the

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nature of a company, such as a proposed merger or acquisition, and the Funds’ ownership position is more significant, the Board has established a guideline to direct Columbia Management to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the Funds, or any potential adverse administrative effects to the Funds, of not recalling such securities.
Investment in affiliated funds
Certain Funds may invest in shares of other funds managed by Columbia Management (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. In general, the proxy policy of the Funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, the policy of the Funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.
Investment Advisory and Other Services
Investment Manager
Columbia Management, 100 Federal Street, Boston, MA 02110, is the investment manager of the Portfolio and is also the investment manager of the other funds in the Fund Family. In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.
The Portfolio pays Columbia Management a fee for managing its assets. The fee paid is equal to a percentage of the Portfolio’s average daily net assets.
INVESTMENT MANAGEMENT FEE SCHEDULE
The table below outlines the investment management fees charged to the funds by Columbia Management for providing investment management services. The asset charge for each calendar day of each year will be equal to the total of 1/365th (1/366th in each leap year) of the amount computed in accordance with the fee schedule in the table below:

Net assets (billions)	Annual rate at each asset level
First $2 billion	0.950%
Next $2 billion	0.910%
Over $4 billion	0.870%
Subject to the control of the Board, Columbia Management is responsible for the investments of the Portfolio. There are no other management-related service contracts under which services are or may be provided to the Portfolio. No person or persons, other than the directors, officers, employees of Columbia Management, or the Fund regularly advise the Fund or the Portfolio with respect to their investments.
Except for bad faith, intentional misconduct or negligence in regard to the performance of its duties under the Management Agreement, neither Columbia Management, nor any of its respective directors, officers, partners, principals, employees, or agents will be liable for any acts or omissions or for any loss suffered by the Fund, the Portfolio or its shareholders or creditors. Each of Columbia Management, and its respective directors, officers, partners, principals, employees and agents, will be entitled to rely, and will be protected from liability in reasonably relying, upon any information or instructions furnished to it (or any of them as individuals) by the Fund or its agents which is believed in good faith to be accurate and reliable. Columbia Management does not warrant any rate of return, market value or performance of any assets in the Portfolio. Notwithstanding the foregoing, the federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, the Portfolio does not waive any right which it may have under such laws or regulations.

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Services Provided by the Investment Manager
Under the Management Agreement, subject to the control of the Fund’s Board, Columbia Management manages the investment of the assets of the Portfolio, including making purchases and sales of portfolio securities consistent with the Portfolio’s investment objectives and policies.
Administrative Services
Under an Administrative Services Agreement, Columbia Management provides the Portfolio with administration and accounting services. The Portfolio pays Columbia Management a fee for its services (which would be reflected in the Portfolio’s “Other Expenses” in the fee table of the prospectus).
ADMINISTRATIVE SERVICES FEE SCHEDULE
The table below outlines the administrative services fees charged to the Portfolio by Columbia Management for providing administrative services. The asset charge for each calendar day of each year will be equal to the total of 1/365th (1/366th in each leap year) of the amount computed in accordance with the fee schedule in the table below:
Asset levels and breakpoints in applicable fees

	500,000,001	1,000,000,001	3,000,000,001
0 - 500,000,000	-1,000,000,000	-3,000,000,000	-12,000,000,000	12,000,000,001 +
0.080%	0.075%	0.070%	0.060%	0.050%
The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.
Other Investment Advice
No person or persons, other than directors, officers, or employees of Columbia Management regularly advise the Portfolio with respect to its investments.
TRANSFER AGENCY SERVICES
The Fund has a Transfer Agency and Servicing Agreement with Columbia Management Investment Services Corp. located at One Financial Center, Boston, MA 02111. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund’s shares. Under the agreement, the transfer agent will earn a fee equal to 0.06% of the average daily net assets of the Fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to the transfer agent may be changed by the Board without shareholder approval.
Principal Underwriter
Columbia Management Investment Distributors, Inc. (the “distributor”), an indirect wholly-owned subsidiary of Columbia Management, One Financial Center, Boston, MA 02111, acts a general distributor of the shares of the Portfolio as well as the other funds in the Fund Family. The distributor is an “affiliated person” (as defined in the 1940 Act) of Columbia Management, which is itself an affiliated person of the Fund. Those individuals identified above under “Management Information” as directors/trustees or officers of both the Fund and the distributor are affiliated persons of both entities.
Rule 12b-1 Plan
The Portfolio has adopted a Shareholder Servicing and Distribution Plan (“12b-1 Plan”) with respect to the Portfolio’s Class 2 shares in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.
Under the 12b-1 Plan, the Portfolio, with respect to Class 2 shares, is authorized to pay monthly to the distributor, an annual shareholder servicing and distribution fee of up to 0.25% of the average daily net assets attributable to Class 2 shares. The distributor uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares including, but not limited to, (1) the printing and delivering of prospectuses, statements of additional information, shareholder reports, proxy statements and marketing materials related to the Portfolio to current Contract owners, (2) providing facilities to answer questions from current Contract owners about the Portfolio, (3) receiving and answering correspondence, (4) providing information to Columbia Management and to Contract owners with respect to shares of the Portfolio attributable to Contract owner Accounts, (5) complying with federal and state securities laws pertaining to the sale of shares of the Portfolio, (6) assisting Contract owners in completing application forms and selecting dividend and other Account options, and (7) other distribution related services. Because these 12b-1 fees are paid out of the Portfolio’s assets on an ongoing basis, over time they will increase the cost of an investment in the Portfolio and may cost shareholders more than other types of charges related to an investment. The participating insurance companies will also provide such office space and equipment, telephone facilities, and

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personnel as may be reasonably necessary or beneficial in order to provide such services to owners. No fees payable pursuant to the Rule 12b-1 Plan are retained by the distributor.
Columbia Management, in its sole discretion, may also make similar payments to the distributor, participating insurance companies or Plan administrators from its own resources, which may include the management fee that Columbia Management receives from the Portfolio. Payments made by the Portfolio under the 12b-1 Plan are intended to be used to encourage sales of Class 2 shares to Contract owners, as well as to discourage redemptions and/or exchanges.
Fees paid by the Portfolio under the 12b-1 Plan in respect of Class 2 shares may not be used to pay expenses incurred solely in respect of Class 1 shares or any other fund in the Fund Family.
The amounts expended by the distributor in any one year with respect to Class 2 shares of the Portfolio may exceed the 12b-1 fees paid by the Portfolio in that year. The Portfolio’s 12b-1 Plan permits expenses incurred by the distributor in respect of Class 2 shares in one fiscal year to be paid from Class 2 12b-1 fees in any other fiscal year; however, in any fiscal year the Portfolio is not obligated to pay any 12b-1 fees in excess of those described above.
The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. Rule 12b-1 also requires that the selection and nomination of Trustees who are not “interested persons” of the Fund be made by such disinterested Trustees. The 12b-1 Plans will be reviewed by the Trustees annually.
Portfolio Managers
Other Accounts Managed by Portfolio Managers, and Compensation. For purposes of this discussion, each member of the Portfolio’s portfolio team is referred to as a “portfolio manager”. Set forth below for each portfolio manager is: (i) the number of accounts managed (other than the Portfolio) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts; (ii) those accounts that have an advisory fee based on the performance of the account; and (iii) an explanation of the structure of, and method(s) used to determine, portfolio manager compensation. Unless noted otherwise, all information is provided as of Dec. 31, 2009. For purposes of this table, each series or portfolio of a registered investment company is treated as a separate registered investment company.

Other Accounts Managed excluding the Portfolio
		Number and type of	Approximate Total
Fund	Portfolio Manager	account(a)(b)	Net Assets
Global Technology	Paul Wick	4 RICs	$4.53 billion
		5 PIVs	$1.82 billion
		6 other accounts	$266.43 million
	Ajay Diwan	4 RICs	$4.53 billion
		5 PIVs	$1.82 billion
		7 other accounts	$262.94 million
	Richard Parower	3 RICs	$4.24 billion
		5 PIVs	$1.82 billion
		8 other accounts	$265.53 million
	Reema Shah	3 RICs	$4.24 billion
		5 RICs	$1.82 billion
		8 other accounts	$270.3 million
	Benjamin Lu	1 RIC	$504.09 million
		2 PIVs	$44.25 million
		1 other account	$0.001 million

(a)	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

(b)	No portfolio manager manages any accounts for which the advisory fee paid is based in part or wholly on performance.

All shares of the Portfolio are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of the Portfolio.

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Structure of Compensation
Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Columbia Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Investments employees. Depending upon their job level, Columbia Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Investments employees at the same job level.
Conflicts of Interest
Columbia Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, Columbia Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm’s Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.
Columbia Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Columbia Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. Columbia Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.
In addition to the accounts noted above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Portfolio. The investment manager’s Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.
Securities Transactions
Except as otherwise noted, the description of policies and procedures in this section also applies to any Portfolio subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with the Portfolio’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.
The Portfolio, the investment manager, any subadviser and the distributor has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Portfolio.
The Portfolio’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

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Broker-Dealer Selection
In selecting broker-dealers to execute transactions, the investment manager will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.
The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Portfolio as a factor in the selection of broker-dealers through which to execute securities transactions.
On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.
Commission Dollars
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the Portfolio, the investment manager may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.
The receipt of research and brokerage products and services is used by the investment manager to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the Portfolio (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or Portfolio.
On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s overall responsibilities with respect to the Portfolio and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).
As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager has represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.
The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.
Use of Portfolio commissions may create potential conflicts of interest between the investment manager and the Portfolio.
However, the investment manager has policies and procedures in place intended to mitigate these conflicts and ensure that the use of Portfolio commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager, to the extent it has mixed use items, has procedures in place to assure that Portfolio commissions pay only for the investment decision-making portion of a mixed-use item.

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Trade Aggregation and Allocation
Generally, orders are processed and executed in the order received. When the Portfolio buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the Portfolio. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the Portfolio.
From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.
The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager
Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of the Portfolio according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Portfolio and (ii) the affiliate charges the Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Management Agreement.
Purchase, Redemption, and Pricing of Shares
Purchase of Shares
Shares of the Fund’s Portfolio are only being offered to: (1) Accounts established by participating insurance companies to fund benefits of the Contracts. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. A more detailed description of such allocations rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts on their owners, are further described in the separate prospectuses issued by the participating insurance companies and accompanying each Portfolio’s Prospectus. The Fund reserves the right to reject any order for the purchase of shares of the Fund’s Portfolio.
Offering Price
The net asset value per share of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) each day that the NYSE is open. Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
VALUING FUND SHARES
The Portfolio’s securities are valued as follows as of the close of business of the New York Stock Exchange (the “Exchange”):

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•	Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

•	Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

•	Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

•	Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

•	Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

•	Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

•	Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

•	Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

•	Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

•	When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.
The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.
Redemption in Kind
The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Portfolio’s Prospectus. In unusual circumstances, payment may be postponed, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Fund of its shares impracticable or it is not reasonably practicable for the Fund’s Portfolio to fairly determine the value of the Portfolio’s net assets; or (iii) such other periods as ordered by the SEC for the protection of the Portfolio’s shareholders. It is not anticipated that shares will be redeemed for other than cash or its equivalent. However, the Fund reserves the right to pay the redemption price to the accounts in whole or in part, by a distribution in kind from the Portfolio’s investment portfolio, in lieu of cash, taking the securities at their value employed for determining such redemption price, and selecting the securities in such manner as the Board may deem fair and equitable. The Fund reserves the right to make such an in-kind distribution for redemptions in excess of 15% of the Portfolio. If shares are redeemed in this way, brokerage costs will ordinarily be incurred by the accounts in converting such securities into cash. Participating Plans will also be subject to the policies and procedures set forth above.
Arrangements Permitting Frequent Trading of Fund Shares
The Fund has no arrangements with any person to permit frequent trading of the Portfolio’s shares.
Taxation of the Fund
The Portfolio is qualified and intends to continue to qualify for tax treatment as a “regulated investment company” under certain provisions of the Internal Revenue Code of 1986, as amended. Under such provisions, the Portfolio will be subject to federal income

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tax only with respect to undistributed net investment income and net realized capital gain. Dividends and capital gain distributions from the Portfolio will be declared and paid annually and will be reinvested at the net asset value of such shares of the Portfolio that declared such dividend or capital gain distribution. Information regarding the tax consequences of an investment in the Portfolio is contained in the separate prospectuses or disclosure documents of the Accounts, which should be read together with this SAI.
Underwriters
Distribution of Securities
The Fund and the distributor are parties to a Distribution and Shareholder Servicing Agreement under which the distributor acts as the exclusive agent for distribution of shares of the Portfolio. The distributor accepts orders for the purchase of Portfolio shares, which are offered continuously.
Payments to Unaffiliated and Affiliated Insurance Companies
The Portfolio is sold as an underlying investment options of variable insurance policies and annuity contracts (products) offered by unaffiliated insurance companies and affiliated insurance companies, such as RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). Columbia Management and its affiliates make or support payments out of their own resources to the Companies, as a result of the Companies including the Portfolio as investment options in the products. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the investment manager, and the distributor, and the products they offer, including the Portfolio. The amount of payment from sponsors of unaffiliated funds or allocation from Columbia Management and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. These arrangements are sometimes are referred to as “revenue sharing payments,” and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, subaccounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.
Information Regarding Pending and Settled Legal Proceedings
In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary of judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the “Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates..
In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was

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censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Board.
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
General Information
Custodians. The Portfolio’s securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, the Portfolio pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.
As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the Portfolio’s custodian agreement.
Independent Registered Public Accounting Firm. Ernst & Young LLP, Independent Registered Public Accounting Firm, has been selected as auditors of the Fund. Their address is 220 S. 6th Street #1400, Minneapolis, MN 55402.

PART C. OTHER INFORMATION
Item 28. Exhibits
(a)(1)	Amendment No. 1 to the Agreement and Declaration of Trust effective Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (a) to Registrant’s Registration Statement No. 333-146374 is incorporated by reference.

(a)(2)	Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, filed electronically on or about April 21, 2008 as Exhibit (a)(2) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(3)	Amendment No. 3 to the Agreement and Declaration of Trust effective Jan. 8, 2009 filed electronically on or about April 29, 2009 as Exhibit (a)(3) to Registrant’s Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(4)	Amendment No. 4 to the Agreement and Declaration of Trust effective Jan. 14, 2010, filed electronically on or about April 14, 2010 as Exhibit (a)(4) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(5)	Amendment No. 5 to the Agreement and Declaration of Trust effective April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(b)	By-laws filed electronically on or about Sept. 28, 2007 as Exhibit (b) to Registrant’s Registration Statement No. 333-146374 are incorporated by reference.

(c)	Stock Certificate: Not applicable.

(d)(1)	Investment Management Services Agreement, between Registrant and RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, dated November 8, 2007, amended and restated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (d)(1) to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(2)	Form of Subadvisory Agreement between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and a Subadviser filed electronically on or about April 14, 2010 as Exhibit (d)(2) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(3)	Subadvisory Agreement, dated June 11, 2008 between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Threadneedle International Limited, filed electronically on or about Oct. 29, 2008 as Exhibit (d)(2) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(d)(4)	Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Threadneedle International Limited filed electronically on or about Dec. 29. 2009 as Exhibit (d)(3) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(e)	Distribution Agreement between Registrant and RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., dated May 1, 2009, amended and restated April 6, 2010 filed electronically on or about April 29, 2010 as Exhibit (e) to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(f)	Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g)	Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1)	Administrative Services Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between Registrant and Ameriprise Financial, Inc. filed electronically on or about April 29, 2010 as Exhibit (h)(1) to RiverSource Series Trust Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(2)	Transfer Agency and Servicing Agreement, dated November 8, 2007, amended and restated April 6, 2010, between Registrant and RiverSource Service Corporation, now known as Columbia Management Investment Services Corp., is filed electronically on or about April 29, 2010 as Exhibit (h)(2) to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(3)	Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, now known as Columbia Management Investment Services Corp., RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc. and the Registrant filed electronically on or about April 29, 2010 as Exhibit (h)(4) to RiverSource Series Trust Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4)	License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(5)	Form of License Agreement, dated July 10, 2004, between Threadneedle Asset Management Holdings Limited and the Registrant filed electronically on or about Dec. 24, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(6)	Form of License Agreement Amendment, dated May 15, 2008, between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about June 30, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(7)	Form of License Agreement Amendment between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about July 8, 2009 as Exhibit (h)(10) to RiverSource International Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-92309 is incorporated by reference.

(h)(8)	Agreement and Plan of Reorganization, dated Sept. 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, a Massachusetts business trust, and between RiverSource Variable Portfolio — Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio — Diversified Bond Fund, a series of RiverSource Variable Series Trust, filed electronically on or about April 21, 2008 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(i)	Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)	Consent of Independent Registered Public Accounting Firm: N/A

(k)	Omitted Financial Statements: Not Applicable.

(l)	Initial Capital Agreement: Not Applicable.

(m)	Plan and Agreement of Distribution between Registrant and RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., dated May 1, 2009, amended and restated April 6, 2010 filed electronically on or about April 29, 2010 as Exhibit (m) to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(n)	Rule 18f — 3(d) Plan, amended and restated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (n) to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(o)	Reserved.

(p)(1)	Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2)	Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser and principal underwriter, dated May 1, 2010, filed electronically on or about May 27, 2010 as Exhibit (p)(2) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 2-89288 is incorporated by reference.

(p)(3)	Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Fundamental Value and RiverSource Partners Fundamental Value Funds’ Subadviser Davis Selected Advisers, L.P., as amended effective Feb. 1, 2005, filed electronically on or about April 21, 2006, as Exhibit (p)(8) to AXP Variable Portfolio — Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(4)	Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio — Small Cap Value Funds’ Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, revised June 1, 2006 filed electronically on or about April 24, 2007 as Exhibit (p)(4) to RiverSource Variable Portfolio — Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(5)	Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio — Small Cap Value Funds’ Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Jan. 2007, filed electronically on or about April 24, 2007 as Exhibit (p)(5) to RiverSource Variable Portfolio — Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(6)	Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio — Small Cap Value Fund’s Subadviser River Road Asset Management, LLC, dated Jan 1, 2008, filed electronically on or about April 29, 2009 as Exhibit (p)(7) to Registrant’s Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(7)	Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio — Small Cap Value Fund’s Subadviser Denver Investment Advisors LLC effective Feb. 15, 2007, filed electronically on or about April 21, 2008 as Exhibit (p)(10) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(8)	Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio — Small Cap Value Fund’s Subadviser Turner Investment Partners, Inc. filed electronically on or about April 29, 2009 as Exhibit (p)(11) to Registrant’s Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(9)	Code of Ethics, dated March 2006, adopted under Rule 17j-1, for Threadneedle Asia Pacific Fund, Threadneedle Emerging Markets Fund’s, Threadneedle Global Equity Fund’s, Threadneedle Global Equity Income Fund’s, Threadneedle Global Extended Alpha Fund’s, Threadneedle Variable Portfolio — Emerging Markets Fund and Threadneedle Variable Portfolio — International Opportunity Fund’s Subadviser Threadneedle International Ltd., filed electronically on or about June 30, 2008, as Exhibit (p)(3) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(p)(10)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — American Century Diversified Bond Fund’s and Variable Portfolio — American Century Growth Fund’s Subadviser American Century Investment Management, Inc. filed electronically on or about April 14, 2010 as Exhibit (p)(11) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(11)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Invesco International Growth Fund’s Subadviser Invesco Advisers, Inc. filed electronically on or about April 14, 2010 as Exhibit (p)(12) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(12)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Morgan Stanley Global Real Estate Fund’s Subadviser Morgan Stanley Investment Management Inc. filed electronically on or about April 14, 2010 as Exhibit (p)(13) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(13)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — MFS Value Fund’s Subadviser Massachusetts Financial Services Company filed electronically on or about April 14, 2010 as Exhibit (p)(14) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(14)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — J.P. Morgan Core Bond Fund’s Subadviser J.P. Morgan Investment Management Inc. filed electronically on or about April 14, 2010 as Exhibit (p)(15) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(15)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — NFJ Dividend Value Fund’s Subadviser NFJ Investment Group LLC filed electronically on or about April 14, 2010 as Exhibit (p)(16) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(16)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — PIMCO Mortgage-Backed Securities Fund’s Subadviser Pacific Investment Management Company, LLC filed electronically on or about April 14, 2010 as Exhibit (p)(17) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(17)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Growth Fund’s Subadviser TCW Investment Management Company filed electronically on or about April 14, 2010 as Exhibit (p)(19) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(18)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Growth Fund’s Subadviser The London Company filed electronically on or about April 14, 2010 as Exhibit (p)(20) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(19)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Growth Fund’s and Variable Portfolio — Wells Fargo Short Duration Government Fund’s Subadviser Wells Capital Management Incorporated filed electronically on or about April 14, 2010 as Exhibit (p)(21) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(20)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — UBS Large Cap Growth Fund’s Subadviser UBS Global Asset Management (Americas) Inc. filed electronically on or about April 14, 2010 as Exhibit (p)(22) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(21)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — AllianceBernstein International Value Fund’s Subadviser AllianceBernstein L.P. filed electronically on or about April 14, 2010 as Exhibit (p)(23) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(22)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Mondrian International Small Cap Fund’s Subadviser Mondrian Investment Partners Limited filed electronically on or about April 14, 2010 as Exhibit (p)(24) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(23)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Marsico Growth Fund’s Subadviser Marsico Capital Management, LLC filed electronically on or about April 14, 2010 as Exhibit (p)(25) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(24)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Eaton Vance Floating-Rate Income Fund’s Subadviser Eaton Vance Management filed electronically on or about April 14, 2010 as Exhibit (p)(26) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(q)	Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 6, 2010, filed electronically on or about April 14, 2010 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.
Item 29. Persons Controlled by or Under Common Control with Registrant:
Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, as sponsor of the funds in the fund family that includes the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family), may make initial capital investments in funds in the Fund Family (seed accounts). Columbia Management also serves as investment manager of certain funds-of-funds in the Fund Family that invest primarily in shares of affiliated funds (the “underlying funds”). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain funds in the Fund Family, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.
Item 30. Indemnification
The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.
Item 31. Business and Other Connections of the Investment Adviser
To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (Columbia Management), the Registrant’s investment adviser, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.
(a)	Columbia Management, a wholly owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Registrant and certain other clients. Information regarding the business of Columbia Management and the directors and principal officers of Columbia Management is also included in the Form ADV filed by Columbia Management (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with Columbia Management, except that certain directors and officers of Columbia Management also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors and officers of CMIA held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.
Item 32. Principal Underwriter
(a) Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:
Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; Columbia Government Money Market Fund, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust; Seligman Capital Fund, Inc.; Columbia Seligman Communications and Information Fund, Inc.; Columbia Frontier Fund, Inc., Seligman Growth Fund, Inc.; Seligman Global Fund Series; Inc.; Seligman LaSalle Real Estate Fund Series, Inc.; Seligman Municipal Fund Series, Inc.; Seligman Municipal Series Trust; Seligman Portfolios, Inc.; Seligman TargetHorizon ETF Portfolios, Inc.; Seligman Value Fund Series, Inc., and Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b) As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal Business	Position and Offices	Positions and Offices
Address*	with Principal Underwriter	with Registrant
William F. Truscott	Director (Chairman)	Board Member, Vice President

Michael A. Jones	Director; President	Vice President

Beth Ann Brown	Director; Senior Vice President

Amy Unckless	Director; Chief Administrative Officer	None

Jeffrey F. Peters	Senior Vice President	None

Dave K. Stewart	Chief Financial Officer	None

Scott Roane Plummer	Vice President, Chief Counsel and Assistant Secretary	Vice President, Secretary and General Counsel

Stephen O. Buff	Vice President, Chief Compliance Officer	None

Christopher Thompson	Senior Vice President and Head of Investment Products and Marketing	None

Brian Walsh	Vice President, Strategic Relations	None

Frank Kimball	Vice President, Asset Management Distribution Operations and Governance	None

Thomas R. Moore	Secretary	None

Michael E. DeFao	Vice President and Assistant Secretary	None

Paul Goucher	Vice President and Assistant Secretary	Assistant Secretary

Tara Tilbury	Vice President and Assistant Secretary	Assistant Secretary

Nancy W. LeDonne	Vice President and Assistant Secretary	None

Ryan C. Larrenega	Vice President and Assistant Secretary	None

Joseph L. D’Alessandro	Vice President and Assistant Secretary	Assistant Secretary

Christopher O. Petersen	Vice President and Assistant Secretary	Assistant Secretary

Eric T. Brandt	Vice President and Assistant Secretary	None

James L. Hamalainen	Treasurer	None

Neysa Alecu	Anti-Money Laundering Officer and Identity Theft Prevention Officer	Money Laundering Prevention Officer and Identity Theft Prevention Officer

Kevin Wasp	Ombudsman	None

Lee Faria	Conflicts Officer	None

(c)	Not Applicable

Item 33. Location of Accounts and Records
Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:
•	Fund headquarters, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402;

•	Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, 100 Federal Street, Boston, MA 02110;

•	Registrant’s administrator, Ameriprise Financial, Inc., 707 Second Avenue, South, Minneapolis, MN 55402;

•	Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., One Financial Center, Boston, MA 02111;

•	Registrant’s transfer agent, Columbia Management Investment Services Corp., One Financial Center, Boston, MA 02111; and

•	Registrant’s custodian, JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, New York, NY 10005.
In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.
Item 34. Management Services
              Not Applicable
Item 35. Undertakings
              Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE VARIABLE SERIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota and the City of Boston, and in the State of Massachusetts on the 18th day of February, 2011.

RIVERSOURCE VARIABLE SERIES TRUST

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President
Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of February, 2011.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton	President	/s/ Anne P. Jones*	Trustee

J. Kevin Connaughton	(Principal Executive Officer)	Anne P. Jones

/s/ Michael G. Clarke	Chief Financial Officer	/s/ John F. Maher*	Trustee

Michael G. Clarke	(Principal Financial Officer)	John F. Maher

/s/ Paul D. Pearson	Chief Accounting Officer	/s/ Catherine James Paglia*	Trustee

Paul D. Pearson	(Principal Accounting Officer)	Catherine James Paglia

/s/ Stephen R. Lewis, Jr.*	Chair of the Board	/s/ Leroy C. Richie*	Trustee

Stephen R. Lewis, Jr.		Leroy C. Richie

/s/ Kathleen A. Blatz*	Trustee	/s/ Alison Taunton-Rigby*	Trustee

Kathleen A. Blatz		Alison Taunton-Rigby

/s/ Pamela G. Carlton*	Trustee	/s/ William F. Truscott*	Trustee

Pamela G. Carlton		William F. Truscott

/s/ Patricia M. Flynn*	Trustee

Patricia M. Flynn

*	Signed pursuant to Directors/Trustees Power of Attorney, dated April 6, 2010, filed electronically on or about April 14, 2010 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374, by:

/s/	Scott R. Plummer

Scott R. Plummer

Contents of this Post-Effective Amendment No. 11 to Registration Statement
No. 333-146374
This Post-Effective Amendment contains the following papers and documents:
The facing sheet.
Part A.
The prospectus for:
Seligman Global Technology Portfolio.
Part B.
Statement of Additional Information for:
Seligman Global Technology Portfolio.
Other information.
The signatures.

EXHIBIT INDEX
(i)	Opinion and consent of counsel as to the legality of the securities being registered.